Share-Based Compensation - Summary of Activity Related to Phantom Shares Issued to Our Employees (Detail) (Phantom Share Units (PSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Phantom Share Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period	1,508,785	4,944,476	3,988,292
Granted and vested			956,184
Settled	(1,190,054)	(3,435,691)
Outstanding at end of period	318,731	1,508,785	4,944,476
Outstanding at beginning of period, Weighted Average Grant Date Fair Value	$ 3.54	$ 2.37	$ 1.44
Granted and vested, Weighted Average Grant Date Fair Value			$ 6.23
Settled, Weighted Average Grant Date Fair Value	$ 2.82	$ 1.85
Outstanding at end of period, Weighted Average Grant Date Fair Value	$ 6.22	$ 3.54	$ 2.37